STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 105,000,000 shares, comprised of 100,000,000 shares of common stock, par value $0.0001, and 5,000,000 shares of preferred stock, $0.0001 par value.

Of the 5,000,000 shares of preferred stock authorized, the Board of Directors has designated the following:

•	1,500,000 shares as Series AA Preferred Stock, none outstanding
•	1,250,000 shares as Series AAA Preferred Stock, 31,413 shares outstanding
•	1,250 shares as Series AAAA Preferred Stock, all previously outstanding shares of which have been redeemed or converted
•	1,500 shares as Series C Preferred Stock, none outstanding
•	2 shares as Series B Preferred Stock, all previously outstanding shares of which have been redeemed or converted
•	70,000 shares as Series E Preferred Stock, 61,688 shares outstanding

Rights Under Preferred Stock

The Company’s classes of preferred stock include the following provisions:

Optional Conversion Rights

•	Series AA preferred stock – one share convertible into 50 shares of common stock
•	Series AAA preferred stock – one share convertible into 100 shares of common stock
•	Series C preferred stock – one share convertible into 100,000 shares of commons stock
•	Series E preferred stock – one share at a rate of Stated Value, as defined, divided by $0.08, convertible commencing January 31, 2020

Redemption Rights

Series E preferred stock is redeemable at any time upon 30 days written notice by the Company and the holders, at a rate of 100% of the Stated Value, as defined.

Warrant Coverage

Series C preferred stock carries 100% warrant coverage upon preferred stock conversion, warrants exercisable through September 20, 2023 at an exercise price of $0.12.

No further voting, dividend or liquidation preference rights exist as of March 31, 2023 on any class of preferred stock.

February 2023 Public Offering

On February 13, 2023, the Company entered into an underwriting agreement (the Underwriting Agreement) with Spartan Capital Securities, LLC (the Underwriter) relating to a public offering of 3,777,634 shares of common stock and pre-funded warrants to purchase 4,286,883 shares of common stock (the Shares), for net proceeds of $3,207,500 (the February 2023 Offering). In conjunction with the February 2023 Offering, which closed on February 16, 2023, the investors also received other Warrants to purchase 12,096,776 shares of common stock (Series 2023 Warrants). The offered Shares were priced at $0.465 per combination of one share of common stock or one pre-funded warrant, accompanied by one Series 2023 Warrant.

Each pre-funded warrant is exercisable at any time, until fully exercised, to purchase one share of common stock at an exercise price of $0.0001 per share. Each Series 2023 Warrant is exercisable for five years to purchase 1.5 shares of common stock at a cash exercise price of $0.465 per warrant share. The Series 2023 Warrants contain an alternative cashless exercise provision permitting the holder to acquire 0.75 shares of common stock for every 1.5 warrant shares any time after the earlier of (i) 30 days following the initial exercise date of February 14, 2023 and (ii) the date on which the aggregate trading volume of the Company’s common stock, beginning on the initial exercise date of the Series 2023 Warrants, exceeds 36,290,322 shares. Additionally, the exercise price of both the pre-funded warrants and the Series 2023 Warrants are subject to customary adjustments for stock splits, stock dividends, reclassifications and the like.

Pursuant to the terms of the Underwriter agreement, and as partial consideration to the Underwriter, the Company issued a warrant for the purchase of 403,226 shares of common stock, exercisable from February 14, 2023 through February 14, 2028, at an initial exercise price of $0.5115 per share. The Company also granted the Underwriter a 45-day option to purchase up to an additional 1,209,678 shares and/or pre-funded warrants in lieu of shares, and accompanying Series 2023 Warrants to purchase 1,814,517 shares at the public offering price less the underwriting discounts and commissions, to cover over-allotments, if any. No additional shares or pre-funded warrants were purchased by the Underwriter. The Company paid a cash fee to the Underwriter equal to 8% of the gross proceeds raised in the February 2023 Offering, plus a reimbursement of Underwriter fees totaling $242,500.

Between the closing of the February 2023 Offering and March 31, 2023, one or more investors holding pre-funded warrants converted their pre-funded warrants into 3,036,667 shares of common stock and elected the alternative cashless exercise provision for the Series 2023 Warrant exercise of 806,451 shares of the Series 2023 Warrants, resulting in the issuance of 403,226 shares of common stock. Pre-funded warrants and Series 2023 Warrants remaining outstanding and exercisable at March 31, 2023 were 1,250,216 and 11,290,325, respectively.

Subsequent to March 31, 2023, the remaining 1,250,216 shares of pre-funded warrants were exercised, resulting in the issuance of 1,250,216 shares of common stock in April 2023. Also, subsequent to March 31, 2023, an additional 8,870,969 shares of the Series 2023 Warrants were exercised under the alternative cashless exercise provision, resulting in the issuance of 4,435,485 shares of common stock in April 2023.

Shares Issued for Services

During the quarter ended March 31, 2022, the Company issued 50,000 shares of common stock, at $1.69 per share for $84,500 in exchange for services rendered. No shares were issued during the March 31, 2023, quarter ended.

Shares issued upon conversion of debt:

During the quarter ended March 31, 2022, Dr. Gene Salkind, his wife, and a trust converted an aggregate of $2,052,500 of secured debt in exchange for 1,368,333 shares of common stock as well as warrants to purchase 684,166 shares of common stock at an exercise price of $4.00 per share through September 2029. The Company recorded a loss on debt extinguishment of $491,915 related to the conversion.

The Company also converted $150,000 of debt into 75,000 shares of common stock, having a fair value of $135,750, resulting in a gain on debt extinguishment of $14,250. No shares were issued during the quarter ended March 31, 2023.